WARRANT LIABILITY (Details) - SalvaRx Group plc. [Member] $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants outstanding exercise price at beginning | $ / shares	$ 6.64
Warrants outstanding, shares at beginning | shares	49,701
Warrants outstanding, amount at beginning | $	$ 1,120
Exercise of warrants, exercise price at end | $ / shares	$ 6.64
Exercise of warrants, shares at end | shares	(15,813)
Exercise of warrants, amount at end | $	$ (235)
Fair value adjustment , exercise price at end | $ / shares
Fair value adjustment, shares at end | shares
Fair value adjustment, amount at end | $	$ (726)
Warrants outstanding, exercise price, at end | $ / shares	$ 6.64
Warrants outstanding, shares at end | shares	33,888
Warrants outstanding, amount, at end | $	$ 159